Earnings (Loss) per Share Attributable to Owners of the Controlling Company - Additional Information (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	Mar. 14, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Number of issued shares of common stock		357,815,700	357,815,700
Issuance price per share		₩ 5,000	₩ 5,000
New shares of common stock [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of issued shares of common stock	142,184,300
Total issuance amount	₩ 1,292,455
Issuance price per share	₩ 9,090